Subsequent Events (Details) - CAD ($)	Feb. 27, 2020	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event
Equity method investment			$ 1,461,600,000	$ 2,392,400,000
Subsequent Event | AIJVLP
Subsequent Event
Controlling interest (percent)		50.00%
Subsequent Event | Constitution Pipeline
Subsequent Event
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 0
Subsequent Event | Idemitsu | AIJVLP
Subsequent Event
Controlling interest (percent)		50.00%
Subsequent Event | SAM | Petrogas
Subsequent Event
Noncontrolling ownership interest (percent)		33.00%